Rule 497(d)



                                    FT 5105
              Covered Call Select Closed-End Portfolio, Series 46

                          Supplement to the Prospectus

      Notwithstanding anything to the contrary in the Prospectus, the Ticker Symbol for the Trust was incorrectly identified and should be replaced with "FHYPOX."

November 10, 2014